Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.14%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	138,000	$ 124,476
Total Convertible Bond (cost $120,669)		124,476

Corporate Bonds — 87.23%
Banking — 1.00%
Barclays 6.125% 12/15/25 μ, ψ	465,000	475,462
Deutsche Bank 6.00% 10/30/25 μ, ψ	400,000	392,000
		867,462
Basic Industry — 7.41%
Allegheny Technologies
4.875% 10/1/29	105,000	99,629
5.125% 10/1/31	235,000	220,785

Artera Services 144A 9.033% 12/4/25 #	445,000	445,178
Cerdia Finanz 144A 10.50% 2/15/27 #	320,000	280,592
Chemours 144A 5.75% 11/15/28 #	485,000	471,774
Domtar 144A 6.75% 10/1/28 #	216,000	216,744
Eldorado Gold 144A 6.25% 9/1/29 #	460,000	463,507
First Quantum Minerals
144A 6.875% 10/15/27 #	440,000	461,362
144A 7.25% 4/1/23 #	200,000	199,906
144A 7.50% 4/1/25 #	520,000	528,445

Hudbay Minerals 144A 6.125% 4/1/29 #	215,000	221,777
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	490,000	456,827
M/I Homes 4.95% 2/1/28	613,000	578,994
New Gold 144A 7.50% 7/15/27 #	455,000	472,595
Novelis
144A 3.875% 8/15/31 #	95,000	87,048
144A 4.75% 1/30/30 #	130,000	126,455

PMHC II 144A 9.00% 2/15/30 #	447,000	393,936
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	735,000	686,306
		6,411,860
Capital Goods — 4.65%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	425,000	389,381
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	75,000	70,688
Granite US Holdings 144A 11.00% 10/1/27 #	225,000	237,644
Intertape Polymer Group 144A 4.375% 6/15/29 #	520,000	536,242
JBS USA LUX 144A 5.50% 1/15/30 #	625,000	640,262
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Madison IAQ 144A 5.875% 6/30/29 #	455,000	$ 408,993
OT Merger 144A 7.875% 10/15/29 #	170,000	147,394
Terex 144A 5.00% 5/15/29 #	545,000	523,383
TK Elevator Holdco 144A 7.625% 7/15/28 #	215,000	213,541
TransDigm 4.625% 1/15/29	920,000	861,336
		4,028,864
Communications — 5.93%
Altice France 144A 5.50% 10/15/29 #	690,000	620,062
Altice France Holding 144A 6.00% 2/15/28 #	705,000	609,462
Connect Finco 144A 6.75% 10/1/26 #	590,000	601,030
Consolidated Communications
144A 5.00% 10/1/28 #	220,000	189,759
144A 6.50% 10/1/28 #	220,000	203,258
Frontier Communications Holdings
144A 5.875% 10/15/27 #	525,000	522,133
144A 6.75% 5/1/29 #	255,000	245,152

LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	280,000	288,019
Sable International Finance 144A 5.75% 9/7/27 #	320,000	322,632
Sprint 7.625% 3/1/26	450,000	508,414
T-Mobile USA
3.375% 4/15/29	260,000	247,650
3.50% 4/15/31	150,000	141,381

Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	457,838
Zayo Group Holdings 144A 6.125% 3/1/28 #	195,000	174,910
		5,131,700
Consumer Cyclical — 12.34%
Allison Transmission 144A 5.875% 6/1/29 #	410,000	418,860
Asbury Automotive Group
144A 4.625% 11/15/29 #	360,000	335,693
4.75% 3/1/30	320,000	302,416
Bath & Body Works
6.875% 11/1/35	295,000	304,412
6.95% 3/1/33	330,000	341,497
144A 9.375% 7/1/25 #	116,000	132,542

Bloomin' Brands 144A 5.125% 4/15/29 #	495,000	467,993
Boyd Gaming 4.75% 12/1/27	505,000	503,099
NQ-FLA [3/22] 5/22 (2218555)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Caesars Entertainment
144A 6.25% 7/1/25 #	290,000	$ 299,779
144A 8.125% 7/1/27 #	245,000	262,841
Carnival
144A 5.75% 3/1/27 #	1,155,000	1,103,025
144A 6.00% 5/1/29 #	150,000	141,550
144A 7.625% 3/1/26 #	355,000	357,733

Fertitta Entertainment 144A 6.75% 1/15/30 #	460,000	423,768
Ford Motor Credit
3.375% 11/13/25	260,000	254,418
4.542% 8/1/26	270,000	270,054
5.584% 3/18/24	470,000	483,917

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	340,000	327,182
MGM Growth Properties Operating Partnership 144A 3.875% 2/15/29 #	385,000	378,996
Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	411,563
PetSmart 144A 7.75% 2/15/29 #	540,000	558,209
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,372,000	1,309,800
Scientific Games Holdings 144A 6.625% 3/1/30 #	455,000	449,085
Scientific Games International
144A 7.25% 11/15/29 #	346,000	363,177
144A 8.25% 3/15/26 #	460,000	478,975
		10,680,584
Consumer Non-Cyclical — 0.50%
Pilgrim's Pride 144A 4.25% 4/15/31 #	465,000	431,115
		431,115
Energy — 13.56%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	495,000	490,060
144A 7.00% 11/1/26 #	230,000	236,254
Callon Petroleum
6.125% 10/1/24	335,000	333,792
144A 8.00% 8/1/28 #	220,000	232,295

CNX Midstream Partners 144A 4.75% 4/15/30 #	240,000	225,024
CNX Resources
144A 6.00% 1/15/29 #	485,000	490,483
144A 7.25% 3/14/27 #	225,000	238,429

Crestwood Midstream Partners 144A 6.00% 2/1/29 #	522,000	521,128
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

DCP Midstream Operating 5.125% 5/15/29	685,000	$ 705,889
EQM Midstream Partners 144A 4.75% 1/15/31 #	470,000	440,160
Genesis Energy
5.625% 6/15/24	100,000	99,515
7.75% 2/1/28	375,000	377,550
8.00% 1/15/27	775,000	798,110

Murphy Oil 6.375% 7/15/28	815,000	848,998
NuStar Logistics
5.625% 4/28/27	185,000	181,402
6.00% 6/1/26	267,000	270,340
6.375% 10/1/30	530,000	537,738
Occidental Petroleum
6.45% 9/15/36	225,000	264,735
6.60% 3/15/46	730,000	859,294
6.625% 9/1/30	340,000	390,575

PDC Energy 5.75% 5/15/26	588,000	596,982
Southwestern Energy
5.375% 3/15/30	275,000	279,856
7.75% 10/1/27	455,000	482,238
Targa Resources Partners
4.00% 1/15/32	360,000	346,882
6.50% 7/15/27	535,000	563,783

TechnipFMC 144A 6.50% 2/1/26 #	590,000	612,473
Weatherford International 144A 8.625% 4/30/30 #	44,000	44,727
Western Midstream Operating 4.75% 8/15/28	265,000	274,001
		11,742,713
Financial Services — 3.85%
AerCap Holdings 5.875% 10/10/79 μ	600,000	576,876
Air Lease 4.65% 6/15/26 μ, ψ	450,000	405,000
Ally Financial 8.00% 11/1/31	330,000	414,694
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	710,000	635,145
Hightower Holding 144A 6.75% 4/15/29 #	300,000	293,970
Midcap Financial Issuer Trust
144A 5.625% 1/15/30 #	295,000	261,245
144A 6.50% 5/1/28 #	410,000	386,183

Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	385,000	356,616
		3,329,729
Healthcare — 9.81%
Avantor Funding 144A 3.875% 11/1/29 #	1,270,000	1,195,489

2    NQ-FLA [3/22] 5/22 (2218555)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
Bausch Health 144A 6.25% 2/15/29 #	685,000	$ 562,800
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	425,000	412,014
CHS
144A 4.75% 2/15/31 #	470,000	444,803
144A 8.00% 3/15/26 #	240,000	250,220
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	90,000	89,434
144A 6.50% 10/15/28 #	240,000	238,940

DaVita 144A 4.625% 6/1/30 #	405,000	378,756
Encompass Health
4.625% 4/1/31	20,000	18,755
4.75% 2/1/30	360,000	346,199

Global Medical Response 144A 6.50% 10/1/25 #	705,000	700,798
Hadrian Merger Sub 144A 8.50% 5/1/26 #	504,000	507,929
HCA
3.50% 9/1/30	170,000	164,532
5.375% 2/1/25	155,000	161,471
5.875% 2/15/26	125,000	133,086
5.875% 2/1/29	255,000	279,179

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	185,000	172,809
Organon & Co. 144A 5.125% 4/30/31 #	665,000	642,623
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	229,000	236,162
144A 7.375% 6/1/25 #	294,000	303,265

Surgery Center Holdings 144A 10.00% 4/15/27 #	245,000	257,642
Tenet Healthcare
144A 4.375% 1/15/30 #	235,000	225,886
144A 6.125% 10/1/28 #	265,000	269,599
6.75% 6/15/23	255,000	265,894
6.875% 11/15/31	223,000	238,563
		8,496,848
Insurance — 2.59%
AmWINS Group 144A 4.875% 6/30/29 #	357,000	343,184
GTCR AP Finance 144A 8.00% 5/15/27 #	156,000	158,003
HUB International 144A 5.625% 12/1/29 #	460,000	440,172
NFP 144A 6.875% 8/15/28 #	500,000	478,135
USI 144A 6.875% 5/1/25 #	821,000	825,097
		2,244,591
Media — 10.90%
AMC Networks 4.25% 2/15/29	375,000	350,437
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)
Arches Buyer 144A 6.125% 12/1/28 #	465,000	$ 430,764
Beasley Mezzanine Holdings 144A 8.625% 2/1/26 #	475,000	451,791
CCO Holdings
144A 4.50% 8/15/30 #	875,000	822,498
4.50% 5/1/32	120,000	109,932
144A 5.375% 6/1/29 #	365,000	365,641
Clear Channel Outdoor Holdings
144A 7.50% 6/1/29 #	290,000	289,719
144A 7.75% 4/15/28 #	230,000	231,464
CSC Holdings
144A 4.625% 12/1/30 #	900,000	753,903
144A 5.00% 11/15/31 #	440,000	369,468

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	484,000	484,663
Directv Financing 144A 5.875% 8/15/27 #	670,000	660,000
DISH DBS 144A 5.75% 12/1/28 #	415,000	393,472
Gray Escrow II 144A 5.375% 11/15/31 #	610,000	584,075
Gray Television 144A 4.75% 10/15/30 #	275,000	255,777
Netflix 4.875% 4/15/28	190,000	199,557
Nexstar Media 144A 4.75% 11/1/28 #	345,000	334,598
Nielsen Finance
144A 4.50% 7/15/29 #	125,000	124,963
144A 4.75% 7/15/31 #	410,000	410,396

Sirius XM Radio 144A 4.00% 7/15/28 #	935,000	889,517
Terrier Media Buyer 144A 8.875% 12/15/27 #	645,000	657,074
VZ Secured Financing 144A 5.00% 1/15/32 #	285,000	266,910
		9,436,619
Real Estate Investment Trusts — 0.30%
XHR 144A 4.875% 6/1/29 #	270,000	262,613
		262,613
Services — 5.85%
ADT Security 144A 4.125% 8/1/29 #	470,000	437,123
Ahern Rentals 144A 7.375% 5/15/23 #	255,000	237,788
Camelot Finance 144A 4.50% 11/1/26 #	445,000	433,517
Gartner 144A 4.50% 7/1/28 #	395,000	393,973
Iron Mountain
144A 5.25% 3/15/28 #	460,000	454,618
144A 5.25% 7/15/30 #	260,000	255,154

NQ-FLA [3/22] 5/22 (2218555)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)

NESCO Holdings II 144A 5.50% 4/15/29 #	280,000	$ 275,447
PECF USS Intermediate Holding III 144A 8.00% 11/15/29 #	135,000	130,538
Prime Security Services Borrower
144A 5.75% 4/15/26 #	265,000	270,645
144A 6.25% 1/15/28 #	920,000	901,802

Sotheby's 144A 5.875% 6/1/29 #	455,000	441,052
United Rentals North America 5.25% 1/15/30	430,000	444,224
White Cap Buyer 144A 6.875% 10/15/28 #	415,000	393,750
		5,069,631
Technology — 0.99%
Minerva Merger Sub 144A 6.50% 2/15/30 #	445,000	432,264
NCR 144A 5.25% 10/1/30 #	450,000	427,356
		859,620
Technology & Electronics — 2.80%
Black Knight InfoServ 144A 3.625% 9/1/28 #	410,000	389,037
Clarivate Science Holdings 144A 4.875% 7/1/29 #	640,000	603,459
Go Daddy Operating 144A 3.50% 3/1/29 #	475,000	437,447
Sensata Technologies 144A 4.00% 4/15/29 #	575,000	548,383
SS&C Technologies 144A 5.50% 9/30/27 #	440,000	443,850
		2,422,176
Transportation — 2.59%
Carriage Purchaser 144A 7.875% 10/15/29 #	175,000	161,869
Delta Air Lines 7.375% 1/15/26	224,000	243,510
Grupo Aeromexico 144A 8.50% 3/17/27 #	255,000	256,795
Seaspan 144A 5.50% 8/1/29 #	730,000	684,050
VistaJet Malta Finance 144A 6.375% 2/1/30 #	955,000	899,801
		2,246,025
Utilities — 2.16%
Calpine
144A 4.625% 2/1/29 #	155,000	142,877
144A 5.00% 2/1/31 #	510,000	464,970
144A 5.125% 3/15/28 #	95,000	90,669

PG&E 5.25% 7/1/30	240,000	233,088
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Vistra
144A 7.00% 12/15/26 #, μ, ψ	580,000	$ 565,677
144A 8.00% 10/15/26 #, μ, ψ	365,000	369,106
		1,866,387
Total Corporate Bonds (cost $78,264,859)		75,528,537

Loan Agreements — 6.51%
Applied Systems 2nd Lien 6.38% (LIBOR03M + 5.50%) 9/19/25 •	1,454,124	1,450,035
Calpine 2.96% (LIBOR01M + 2.50%) 12/16/27 •	637	633
Clydesdale Acquisition Holdings TBD 3/30/29 X	120,000	118,114
Covis Finco Tranche B 7.30% (SOFR01M + 5.50%) 2/18/27 •	310,000	285,200
Directv Financing 5.75% (LIBOR01M + 5.00%) 8/2/27 •	7,538	7,538
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	368,200	377,037
Gainwell Acquisition Tranche B 4.88% (LIBOR03M + 4.00%) 10/1/27 •	86,750	86,425
Hamilton Projects Acquiror 5.51% (LIBOR03M + 4.50%) 6/17/27 •	645,465	635,248
Hexion Holdings 1st Lien 5.00% (SOFR01M + 3.50%) 3/15/29 •	130,000	127,481
Hexion Holdings 2nd Lien 7.94% (SOFR01M + 7.44%) 3/15/30 •	330,000	320,100
PECF USS Intermediate Holding III 4.76% (LIBOR03M + 4.25%) 12/15/28 •	369,075	366,175
Pre Paid Legal Services 2nd Lien 7.50% (LIBOR01M + 7.00%) 12/14/29 •	230,000	227,413
Sovos Compliance 1st Lien 5.00% (LIBOR01M + 4.50%) 8/11/28 •	114,832	114,832
SPX Flow TBD 3/16/29 X	466,000	454,423
Surgery Center Holdings 4.50% (LIBOR01M + 3.75%) 8/31/26 •	276	274
UKG 2nd Lien 5.75% (LIBOR03M + 5.25%) 5/3/27 •	574,000	571,608
Vantage Specialty Chemicals 1st Lien 4.50% (LIBOR03M + 3.50%) 10/28/24 •	340,554	328,493
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/27/25 •	169,000	163,481
Total Loan Agreements (cost $5,612,312)		5,634,510

4    NQ-FLA [3/22] 5/22 (2218555)

	Number of shares	Value (US $)
Short-Term Investments — 4.33%
Money Market Mutual Funds — 4.33%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.23%)	937,398	$ 937,398
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.12%)	937,400	937,400
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	937,400	937,400
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.23%)	937,399	937,399
Total Short-Term Investments (cost $3,749,597)		3,749,597

Total Value of Securities—98.21% (cost $87,747,437)		85,037,120
Receivables and Other Assets Net of Liabilities—1.79%		1,545,927
Net Assets Applicable to 14,129,399 Shares Outstanding—100.00%		$86,583,047
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $56,746,396, which represents 65.54% of the Series' net assets.
>	PIK. 100% of the income received was in the form of cash.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after March 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment were outstanding at March 31, 2022:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Sovos Compliance 1st Lien 8/11/28	$19,880	$19,880	$19,880	$—
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
SOFR01M – Secured Overnight Financing Rate 1 Month
NQ-FLA [3/22] 5/22 (2218555)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
TBD – To be determined
USD – US Dollar
6    NQ-FLA [3/22] 5/22 (2218555)